REVENUE (Tables)	7 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Royalty revenue
Wharf	$894,872	$—
COSE	237,228	47,321
Joaquin	85,707	21,896
Total royalty revenue	1,217,807	69,217
Stream revenue - Endeavor	—	2,699,607
Other fixed royalty payments	91,845	—
Total revenue	$1,309,652	$2,768,824